Investments and Loan Receivable	12 Months Ended
Dec. 31, 2022
Investments and Loan Receivable
Investments and Loan Receivable

Note 6 – Investments and Loan Receivable

Investments and loan receivable comprised the following:

	At December 31,	At December 31,
	2022	2021
Loan receivable	$—	$39.7
	$—	$39.7

Equity investments	$224.6	$235.1
Warrants	2.6	0.8
	$227.2	$235.9

(a)	Equity Investments

Equity investments comprised the following:

	At December 31,	At December 31,
	2022	2021
Labrador Iron Ore Royalty Corporation ("LIORC")	$157.0	$187.4
Other	67.6	47.7
	$224.6	$235.1

During the year ended December 31, 2022, the Company disposed of equity investments with a cost of $1.1 million (2021 - $4.6 million) for gross proceeds of $1.8 million (2021 – $12.7 million).

The change in the fair value of equity investments recognized in other comprehensive income (loss) for the periods ended December 31, 2022 and 2021 were as follows:

	2022	2021
(Loss) gain on changes in the fair value of equity investments at FVTOCI	$(42.3)	$26.0
Income tax recovery (expense) in other comprehensive income	5.6	(3.4)
(Loss) gain on changes in the fair value of equity investments at FVTOCI, net of income tax	$(36.7)	$22.6

(b)	Loan Receivable

The loan receivable was extended to Noront Resources Ltd. (“Noront”) as part of the Company’s acquisition of royalty rights in the Ring of Fire mining district of Ontario, Canada, in April 2015. On May 4, 2022, following the acquisition of Noront by Wyloo Metals Pty Ltd., the Company received $42.7 million as full repayment of the loan.